Investments in associates (Details Textual) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / Ounce-oz shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 $ / Ounce-oz
Disclosure of Investments in associates [Line Items]
Proportion of ownership interest in associate	45.95%	43.65%
Impairment loss	$ 21,620	$ 0	$ 3,803
Dividends recognised as distributions to owners	$ (28,135)	(15,021)	(10,488)
market capitalization of shares		$ 1,311,300
Number of shares acquired in business combination | shares	63,920
Percentage of voting equity interests acquired	5.00%
Consideration transferred, acquisition-date fair value	$ 47,900
Pre-tax discount rate applied to the pre-tax cash flows	8.33%
Gold [Member]
Disclosure of Investments in associates [Line Items]
Commodity price estimates | $ / Ounce-oz	1,221
Gold [Member] | Scenario, Plan [Member]
Disclosure of Investments in associates [Line Items]
Commodity price estimates | $ / Ounce-oz				1,300
Minera Yanacocha S.R.L. [Member]
Disclosure of Investments in associates [Line Items]
Proportion of ownership interest in associate	45.95%	43.65%
Impairment loss	$ 0	$ (889,499)	0
Deferred tax expense arising from write-down or reversal of write-down of deferred tax asset			$ 510,000,000,000
Dividends recognised as distributions to owners		300,000,000,000
Recoverable amount of investment in associates, Cash flow projections		$ 528,900
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Investments in associates [Line Items]
Proportion of ownership interest in associate	19.584%	19.584%
market capitalization of shares	$ 2,036,000
market capitalization value per share	29.70%	19.11%